UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-22066
                                               --------------------

                       Cornerstone Progressive Return Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        237 Park Avenue, New York, NY                           10017
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                   Kayadti A. Madison

   Cornerstone Progressive Return Fund, 237 Park Avenue, New York, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      September 30, 2008
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS


================================================================================
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================


                                                          NO. OF
 DESCRIPTION                                              SHARES       VALUE
-----------------------------------------------         ---------   -----------
EQUITY SECURITIES - 99.61%
    CLOSED-END FUNDS - 2.38%
      Dreman/Claymore Dividend & Income Fund               63,050   $   328,491
      Liberty All-Star Equity Fund                        217,000       978,670
      Royce Value Trust, Inc.                              24,000       319,680
      Tri-Continental Corporation                          36,995       540,497
                                                                    -----------
                                                                      2,167,338
                                                                    -----------
    CONSUMER DISCRETIONARY - 8.33%
      Amazon.com, Inc. *                                    5,500       400,180
      Best Buy Co., Inc.                                    8,000       300,000
      Coach, Inc. * ^                                       4,000       100,160
      Comcast Corporation, Class A                         36,000       706,680
      DIRECTV Group, Inc. (The)*                           15,000       392,550
      Ford Motor Company * ^                               30,000       156,000
      Gamestop Corporation, Class A * ^                     2,500        85,525
      Gap, Inc. (The)                                      11,000       195,580
      Home Depot, Inc. (The)                               15,000       388,350
      Johnson Controls, Inc.                               10,000       303,300
      Kohl's Corporation * ^                                3,500       161,280
      Lowe's Companies, Inc.                               14,000       331,660
      McDonald's Corporation ^                             15,000       925,500
      News Corporation, Class A ^                          31,000       371,690
      NIKE, Inc., Class B ^                                 8,000       535,200
      Nordstrom, Inc. ^                                     5,500       158,510
      Omnicom Group Inc. ^                                  4,000       154,240
      Staples, Inc. ^                                       5,000       112,500
      Target Corporation                                    8,000       392,400
      Time Warner Inc.                                     30,000       393,300
      TJX Companies, Inc. (The)                             4,000       122,080
      Walt Disney Company (The) ^                          25,000       767,250
      Yum! Brands, Inc.                                     4,000       130,440
                                                                    -----------
                                                                      7,584,375
                                                                    -----------
    CONSUMER STAPLES - 12.40%
      Altria Group, Inc.                                   18,000       357,120
      Archer-Daniels-Midland Company ^                      6,000       131,460
      Coca-Cola Company (The) ^                            25,000     1,322,000
      Colgate-Palmolive Company                             5,000       376,750
      ConAgra Foods, Inc.                                   9,000       175,140
      Costco Wholesale Corporation                          4,000       259,720
      CVS Caremark Corporation                             14,000       471,240
      Estee Lauder Companies Inc. (The) ^                   3,000       149,730
      General Mills, Inc.                                   5,000       343,600
      H.J. Heinz Company                                    6,000       299,460
      Kraft Foods Inc, Class A                             18,000       589,500
      Kroger Co. (The)                                      7,000       192,360
      Molson Coors Brewing Company                          4,000       187,000
      PepsiCo, Inc.                                        12,000       855,240
      Philip Morris International Inc.                     18,000       865,800
      Procter & Gamble Company (The)                       27,000     1,881,630
      Sysco Corporation                                     7,000       215,810
      Walgreen Company                                     11,000       340,560
      Wal-Mart Stores, Inc. ^                              38,000     2,275,820
                                                                    -----------
                                                                     11,289,940
                                                                    -----------

    ENERGY - 12.23%
      Apache Corporation                                    3,500       364,980
      Chesapeake Energy Corporation ^                       4,000       143,440
      Chevron Corporation                                  25,000     2,062,000
      ConocoPhillips                                       13,000       952,250
      Devon Energy Corporation                              4,000       364,800
      EOG Resources, Inc. ^                                 3,000       268,380
      Exxon Mobil Corporation                              50,000     3,883,000
      Halliburton Company                                  10,000       323,900
      National-Oilwell Varco Inc. *                         5,000       251,150
      Noble Corporation                                     5,000       219,500
      Peabody Energy Corporation ^                          5,000       225,000
      Schlumberger Limited                                 15,500     1,210,395
      Southwestern Energy Company *                         3,000        91,620
      Transocean Inc. *                                     2,098       230,444
      Williams Companies, Inc. (The) ^                     13,000       307,450
      XTO Energy, Inc.                                      5,000       232,600
                                                                    -----------
                                                                     11,130,909
                                                                    -----------
    FINANCIALS - 14.38%
      AFLAC Incorporated                                    4,000       235,000
      American Express Company                             10,000       354,300
      American International Group, Inc.                   25,000        83,250
      Ameriprise Financial, Inc.                            5,000       191,000
      Aon Corporation                                       3,000       134,880
      Bank of America Corporation ^                        44,000     1,540,000
      Bank of New York Mellon Corporation                   6,000       195,480
      BB&T Corporation ^                                   10,000       378,000
      Capital One Financial Corporation ^                   4,500       229,500
      Charles Schwab Corporation (The)                     18,000       468,000
      Chubb Corporation (The)                               7,000       384,300
      Citigroup Inc.                                       40,000       820,400
      CME Group Inc.                                          500       185,755
      Franklin Resources, Inc. ^                            5,000       440,650
      Goldman Sachs Group, Inc. (The)                       5,000       640,000
      Hudson City Bancorp, Inc. ^                           5,000        92,250
      JPMorgan Chase & Co.                                 39,000     1,821,300
      Loews Corporation ^                                   5,000       197,450
      Manulife Financial Corporation ^                     10,000       366,900
      Marsh & McLennan Companies, Inc.                      5,500       174,680
      MetLlife, Inc.                                       11,000       616,000
      Morgan Stanley                                       10,000       230,000
      PNC Financial Services Group, Inc.                    4,000       298,800
      ProLogis                                              5,000       206,350
      State Street Corporation                              5,000       284,400
      SunTrust Banks, Inc.                                  3,000       134,970
      T. Rowe Price Group Inc.                              5,000       268,550
      Travelers Companies, Inc. (The)                      10,000       452,000
      U.S. Bancorp                                          4,000       144,080
      Wells Fargo & Company                                38,000     1,426,140
      XL Capital Ltd., Class A                              5,000        89,700
                                                                    -----------
                                                                     13,084,085
                                                                    -----------
    HEALTHCARE - 12.57%
      Abbott Laboratories                                  16,000       921,280
      Aetna Inc.                                            9,000       324,990
      Amgen Inc. *                                          9,000       533,430
      Becton, Dickinson and Co.                             3,000       240,780
      Biogen Idec Inc.*                                     3,500       176,015
      Bristol-Myers Squibb Company ^                       20,000       417,000
      Celgene Corporation * ^                               4,000       253,120

      Eli Lilly and Company ^                              15,000       660,450
      Express Scripts, Inc. *                               4,000       295,280
      Gilead Sciences, Inc. *                              13,000       592,540
      Johnson & Johnson                                    33,000     2,286,240
      Medco Health Solutions, Inc. *                       12,000       540,000
      Medtronic, Inc.                                      22,000     1,102,200
      Merck & Co. Inc.                                     18,000       568,080
      Pfizer Inc. ^                                        15,000       276,600
      Schering-Plough Corporation ^                        15,000       277,050
      St. Jude Medical, Inc. * ^                            7,000       304,430
      Stryker Corporation ^                                 8,000       498,400
      UnitedHealth Group Incorporated ^                    18,000       457,020
      Wyeth                                                14,000       517,160
      Zimmer Holdings, Inc. *                               3,000       193,680
                                                                    -----------
                                                                     11,435,745
                                                                    -----------
    INDUSTRIALS - 10.85%
      3M Co.                                                5,000       341,550
      Boeing Company (The)                                  5,000       286,750
      Burlington Northern Santa Fe Corporation              4,000       369,720
      Caterpillar Inc.                                      7,000       417,200
      CSX Corporation                                       8,000       436,560
      Danaher Corporation                                   8,000       555,200
      Deere & Company                                      10,000       495,000
      Emerson Electric Co.                                 11,000       448,690
      General Dynamics Corporation ^                        4,000       294,480
      General Electric Company                            111,000     2,830,500
      Honeywell International Inc.                          7,000       290,850
      Illinois Tool Works Inc.                              9,000       400,050
      Lockheed Martin Corporation                           4,000       438,680
      Norfolk Southern Corporation ^                        7,500       496,575
      Raytheon Company                                      7,000       374,570
      United Parcel Service, Inc., Class B                  9,000       566,010
      United Technologies Corporation                      10,000       600,600
      Waste Management, Inc.                                7,500       236,175
                                                                    -----------
                                                                      9,879,160
                                                                    -----------

    INFORMATION TECHNOLOGY - 15.73%
      Agilent Technologies Inc. *                           7,000       207,620
      Analog Devices, Inc.                                  2,500        65,875
      Apple Inc. *                                          9,000     1,022,940
      Applied Materials Inc.                               15,000       226,950
      Automatic Data Processing, Inc.                       9,000       384,750
      Cisco Systems, Inc. *                                52,000     1,173,120
      Corning Incorporated                                 20,000       312,800
      eBay Inc.*                                           10,000       223,800
      EMC Corporation ^                                    21,000       251,160
      Google Inc. * ^                                       4,500     1,802,340
      Hewlett-Packard Company                              18,000       832,320
      Intel Corporation                                    61,000     1,142,530
      International Business Machines Corporation ^        15,000     1,754,400
      Linear Technology Corporation ^                       2,500        76,650
      Microsoft Corporation                                89,000     2,375,410
      Nokia, ADR                                            5,000        93,250
      Oracle Corporation *                                 60,000     1,218,600
      Paychex, Inc.                                         5,000       165,150
      QUALCOMM Inc.                                        14,000       601,580
      Texas Instruments Incorporated                       12,000       258,000
      Xerox Corporation                                     5,000        57,650
      Xilinx, Inc. ^                                        3,000        70,350
                                                                    -----------
                                                                     14,317,245
                                                                    -----------

    MATERIALS - 3.27%
      Air Products and Chemicals, Inc.                      2,500       171,225
      Alcoa Inc.                                            8,000       180,640
      Dow Chemical Company (The)                            7,000       222,460
      E. I. du Pont de Nemours and Company                 12,500       503,750
      Freeport-McMoRan Copper & Gold, Inc. ^                4,000       227,400
      International Paper Company ^                         5,000       130,900
      Monsanto Company ^                                   10,000       989,800
      Nucor Corporation                                     3,000       118,500
      Praxair, Inc.                                         6,000       430,440
                                                                    -----------
                                                                      2,975,115
                                                                    -----------
    REAL ESTATE INVESTMENT TRUSTS - 0.80%
      Public Storage                                        2,500       247,525
      Simon Property Group, Inc. ^                          5,000       485,000
                                                                    -----------
                                                                        732,525
                                                                    -----------
    TELECOMMUNICATION SERVICES - 3.13%
      AT&T Inc.                                            72,000     2,010,240
      Verizon Communications Inc.                          26,000       834,340
                                                                     ----------
                                                                      2,844,580
                                                                     ----------
    UTILITIES - 3.54%
      American Electric Power Company, Inc. ^               7,000       259,560
      Dominion Resources, Inc. ^                           14,000       598,920
      Duke Energy Corporation                              20,000       348,600
      Entergy Corporation                                   5,000       445,050
      Exelon Corporation ^                                  6,000       375,720
      FPL Group, Inc. ^                                     7,000       352,100
      PPL Corporation ^                                     4,000       148,080
      Questar Corporation                                   4,000       163,680
      Southern Company (The) ^                             14,000       527,660
                                                                    -----------
                                                                      3,219,370
                                                                    -----------
TOTAL EQUITY SECURITIES
     (cost - $113,842,316)                                           90,660,387
                                                                    -----------
SHORT-TERM INVESTMENTS - 9.86%
    MONEY MARKET SECURITY - 0.38%
      J.P. Morgan U.S. Governement Money Market Fund      346,883       346,883
                                                                    -----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000's)
                                                        ---------
REPURCHASE AGREEMENTS - 9.48%
  Bear, Stearns & Co. Inc.+ ++
  (Agreements dated 09/30/2008 to be
  repurchased at $4,182,552, 3.50%,
  10/01/2008, collateralized by $4,304,123
  in United States Treasury Bonds)                       $4,182       4,182,145
  Bear, Stearns & Co. Inc.+ ++
  (Agreements dated 09/30/2008 to be
  repurchased at $4,448,560, 7.0%,
  10/01/2008, collateralized by $4,577,126
  in United States Treasury Bonds)                        4,448       4,447,695
                                                                    -----------
                                                                      8,629,840
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
     (cost - $8,976,723)                                              8,976,723
                                                                    -----------
TOTAL  INVESTMENTS - 109.47%
     (cost - $122,819,039)                                           99,637,110
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.47)%                      (8,621,621)
                                                                    -----------
NET ASSETS - 100.00%                                                $91,015,489
                                                                    ===========

------------
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
ADR  American Depositary Receipt.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At September 30, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $122,819,039, $1,591,449, $(24,773,378), and $(23,181,929), respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:


                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES     INSTRUMENTS*
---------------------------------------------   -------------  ---------------
Level 1 - Quoted Prices                         $ 90,660,387             $ -
Level 2 - Other Significant Observable Inputs      8,976,723               -
Level 3 - Significant Unobservable Inputs                  -               -
                                                -------------   -------------
TOTAL                                           $ 99,637,110             $ -
                                                =============   =============

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 8, 2008 with a file number 811-22066.

Other information regarding the Fund is available in the Fund's most recent semi-annual report filed with the Securities and Exchange Commission on Form N-CSR on September 8, 2008, file number 811-22066. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.




                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Progressive Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2008


      /s/ Kayadti A. Madison
      ------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  November 26, 2008